Note 2 - Summary of Significant Accounting Policies: H) Principles of Consolidation (Policies)	12 Months Ended
Dec. 31, 2012
Policies
H) Principles of Consolidation

h) Principles of Consolidation

The accompanying financial statements include the accounts of PORTUS HOLDINGS INC. and its 100% owned subsidiary Portus Acquisition Corp. All intercompany accounts and transactions have been eliminated.